UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS INSTITUTIONAL TRUST

CITI INSTITUTIONAL LIQUID RESERVES

FORM N-Q
MAY 31, 2005

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $27,862,697,332

1. Organization and Significant Accounting Policies

Citi Institutional Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company. The value of the investment reflects the Fund’s proportionate interest (60.2% at May 31, 2005) in the net assets of the Portfolio.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Asset - Backed Securities — 3.9%
$ 500,000,000	Blue Heron Funding Corp.: I, 3.120% due 6/18/05 (a)(b)	$500,000,000
355,000,000	Blue Heron Funding Corp.: IV, 3.120% due 6/20/05 (a)(b)	355,000,000
438,750,000	Blue Heron Funding Corp.: VI, 3.120% due 5/17/06 (a)(b)	438,750,000
500,000,000	Restructured Asset Securitization, 3.090% due 6/22/05 (a)(b)	500,000,000

	Total Asset - Backed Securities
	(Cost — $1,793,750,000)	1,793,750,000

Certificates of Deposit (Yankee) — 20.8%
1,400,000,000	Abbey National Treasury Services PLC, 3.030% due 6/30/05	1,400,000,000
450,000,000	Barclays Bank PLC NY, 3.190% due 9/19/05	450,000,000
498,000,000	BNP Paribas SA NY, 3.010% due 7/5/05	498,000,000
	BNP Paribas:
750,000,000	2.920% due 8/8/05	750,000,000
497,100,000	3.420% due 11/14/05	497,100,000
400,000,000	Caylon NY, 3.290% due 10/5/05	400,000,000
110,000,000	Credit Suisse First Boston Corp., 3.294% due 8/22//05 (a)	110,010,177
	Credit Suisse First Boston USA:
386,000,000	3.030% due 6/20/05	386,000,000
500,000,000	3.050% due 6/30/05	500,000,000
	Depfa Bank PLC:
125,000,000	2.870% due 6/1/05	125,000,000
220,000,000	2.880% due 6/1/05	220,000,000
150,000,000	2.890% due 6/3/05	150,000,000
100,000,000	2.895% due 6/7/05	100,000,000
160,000,000	2.900% due 6/10/05	160,000,000
150,000,000	2.915% due 6/13/05	150,000,000
150,000,000	2.920% due 6/14/05	149,841,833
200,000,000	2.940% due 6/14/05	200,000,000
200,000,000	3.315% due 9/30/05	200,000,000
200,000,000	3.415% due 11/10/05	200,000,000
200,000,000	3.415% due 11/14/05	200,000,000
	Fortis Bank:
200,000,000	2.890% due 6/9/05	200,000,000
250,000,000	3.030% due 6/30/05	250,000,000
500,000,000	3.310% due 10/7/05	500,000,000
350,000,000	Nordea Bank PLC, 2.860% due 6/6/05	350,000,000
500,000,000	Royal Bank Canada, 3.040% due 6/30/05	500,002,008
	Societe Generale:
493,000,000	3.030% due 6/30/05	493,000,000
272,675,000	3.040% due 6/30/05	272,675,000
250,000,000	Societe Generale Cayman, 3.040% due 6/30/05	250,000,000

	Total Certificates of Deposit (Yankee)
	(Cost — $9,661,629,018)	9,661,629,018

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 42.4%
$ 101,465,000	ABN Amro Bank North America, 2.960% due 6/30/05	$101,223,062
185,740,000	Aquinas Funding LLC, Credit Enhanced by Rabobank, 2.880% due 8/3/05	184,803,870
	Atlantis One Funding Corp., Credit Enhanced by Rabobank:
406,826,000	3.180% due 9/19/05	402,873,007
100,000,000	3.370% due 11/18/05	98,408,611
210,000,000	Atomium Funding Corp., Credit Enhanced by KBC Bank NV, 3.040%
	due 6/24/05 (a)	209,592,133
	Bank of America Corp.:
250,000,000	2.990% due 6/28/05	250,000,000
250,000,000	3.010% due 7/5/05	250,000,000
150,000,000	2.910% due 8/3/05	150,000,000
500,000,000	3.230% due 9/12/05	500,000,000
250,000,000	3.270% due 10/3/05	247,184,167
377,600,000	3.430% due 11/22/05	377,600,000
130,751,000	Barton Capital LLC, Credit Enhanced by Societe Generale, 2.890%
	due 8/1/05	130,110,720
250,000,000	Bear Stearns Co., 3.010% due 7/5/05	249,289,306
	Beethoven Funding Corp., Credit Enhanced by Dresdner Bank AG:
175,000,000	3.050% due 6/6/05	174,925,868
259,000,000	3.040% due 6/22/05	258,540,707
112,000,000	Brahms Funding Corp., 3.060% due 6/20/05	111,819,120
160,452,000	Bryant Park Funding LLC, Credit Enhanced by HSBC Bank USA, 3.030%
	due 6/27/05	160,100,878
101,311,000	Chariot Funding LLC, Credit Enhanced by JPMorgan Chase Bank, 3.030%
	due 6/27/05	101,089,298
	Chesham Finance LLC:
233,222,000	3.100% due 6/1/05	233,222,000
185,000,000	2.860% due 6/3/05	184,970,606
660,000,000	3.040% due 6/14/05	659,275,467
298,000,000	3.050% due 6/28/05	297,318,325
200,000,000	3.070% due 7/1/05	199,488,333
	Cimarron CDO Ltd.:
350,679,000	3.050% due 6/1/05	350,679,000
104,728,000	3.050% due 6/29/05	104,479,562
220,000,000	Cobbler Funding LLC, 3.140% due 7/25/05	218,963,800
	Concord Minutemen Capital Co., LLC:
103,335,000	3.100% due 9/7/05	102,462,967
133,155,000	3.130% due 9/8/05	132,008,868
	Crown Point Capital Co. LLC:
502,523,000	2.880% due 6/8/05	502,241,587
270,788,000	2.880% due 6/9/05	270,614,696
98,124,000	3.130% due 9/8/05	97,279,398
	Curzon Funding LLC:
270,000,000	3.050% due 6/6/05	269,885,625
160,000,000	3.050% due 6/22/05	159,715,333
160,000,000	3.050% due 6/23/05	159,701,778
241,638,000	3.070% due 6/29/05	241,061,022
92,500,000	3.150% due 7/25/05	92,062,937
168,000,000	3.370% due 11/9/05	165,468,007
100,000,000	3.360% due 11/16/05	98,432,000
	Davis Square Funding III Corp.:
133,540,000	3.070% due 6/2/05	133,528,612
146,000,000	3.060% due 7/1/05	145,627,700

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper (continued)
	Duke Funding:
$ 150,000,000	3.060% due 6/7/05	$149,923,500
162,647,000	3.070% due 6/20/05	162,383,467
250,000,000	3.110% due 6/2/05 (a)	249,986,528
160,000,000	Ebury Finance Ltd., 3.050% due 6/24/05	159,688,222
	Edison Asset Securitization LLC:
139,433,000	3.360% due 11/14/05	137,272,718
350,662,000	Credit Enhanced by General Electric Capital Corp., 2.880% due 6/7/05	350,493,682
500,000,000	General Electric Capital Corp., 3.280% due 10/11/05	493,986,667
	Georgetown Funding Co.:
300,000,000	3.000% due 6/2/05	299,975,000
186,186,000	3.050% due 6/16/05	185,949,389
400,000,000	3.070% due 6/22/05	399,283,667
400,000,000	3.140% due 7/19/05	398,325,333
383,500,000	3.150% due 7/21/05	381,822,187
112,297,000	Giro Balanced Funding Corp., Credit Enhanced by Bayerische Landesbank,
	3.050% due 6/13/05	112,182,831
239,122,000	Giro Funding U.S. Corp., Credit Enhanced by Bayerische Landesbank,
	3.045% due 6/7/05	239,000,646
376,250,000	Giro Multi-Funding Corp., Credit Enhanced by Bayerische Landesbank
	Girozentrale, 3.040% due 6/20/05	375,646,328
140,000,000	Harrier Finance Funding LLC, 3.040% due 6/29/05 (b)	139,668,978
	Legacy Capital Corp. LLC, Credit Enhanced by A1/P1 Rated Institutions:
137,044,000	2.880% due 6/3/05	137,022,073
117,800,000	3.040% due 6/23/05	117,581,154
280,099,000	3.360% due 11/16/05	275,707,048
	Liberty Harbour CDO, Inc.:
125,000,000	3.070% due 6/15/05	124,850,764
101,049,000	3.080% due 6/27/05	100,824,222
250,000,000	Merrill Lynch & Co., Inc., 3.193% due 6/1/05	250,000,000
275,000,000	Mica Funding LLC, 3.050% due 6/27/05	274,394,236
100,000,000	New Center Asset Trust, 2.980% due 6/17/05	99,867,556
180,000,000	Norddeutsche Landesbank, 2.900% due 8/8/05	179,014,000
250,791,000	Nyala Funding LLC, 3.070% due 7/15/05	249,849,976
	Paradigm Funding LLC, Credit Enhanced by AIG Financial Products Corp.:
167,400,000	3.040% due 6/21/05	167,117,280
306,322,000	3.140% due 7/29/05	304,772,351
100,000,000	Perry Global Funding LLC, Credit Enhanced by Bank of America NA,
	3.220% due 8/22/05	99,266,556
	Picaros Funding, Credit Enhanced by KBC Bank:
295,798,000	3.040% due 6/3/05	295,748,043
247,000,000	3.300% due 10/14/05	243,943,375
427,920,000	Polonius, Inc., Credit Enhanced by Danske Bank, 3.060% due 6/15/05	427,410,775
	Regency Markets LLC, Credit Enhanced by A1/P1 Rated Banks:
113,287,000	2.880% due 6/7/05	113,232,622

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper (continued)
$ 113,287,000	2.900% due 6/7/05	$113,232,245
127,630,000	3.050% due 6/10/05	127,532,682
131,149,000	2.900% due 6/20/05	130,948,269
200,000,000	Santander Central Hispano, 2.890% due 8/5/05	198,956,389
250,000,000	Scaldis Capital LLC, Credit Enhanced by Fortis Bank, 3.030% due 6/27/05	249,452,917
160,000,000	Siemens Capital Corp. LLC, 2.990% due 7/1/05	159,601,333
100,000,000	Sigma Finance, Inc., 2.900% due 6/14/05	99,895,278
142,500,000	Societe Generale North America, 3.350% due 11/15/05	140,285,510
522,863,000	Solitaire Funding LLC, Credit Enhanced by HSBC Bank PLC, 3.030%
	due 6/23/05	521,894,832
	Stanfield Victoria Funding LLC, Credit Enhanced by banks rated A-1+:
100,000,000	3.230% due 6/20/05 (a)	99,995,389
100,000,000	3.360% due 11/18/05	98,413,333
	Stratford Trust:
100,000,000	3.070% due 6/13/05	99,897,667
150,000,000	3.060% due 6/14/05	149,834,250
	Surrey Funding Corp., Credit Enhanced by Barclays Bank PLC:
100,000,000	3.360% due 11/3/05	98,553,333
249,755,000	3.370% due 11/3/05	246,131,124
106,744,000	Three Pillars Funding Corp., Credit Enhanced by Suntrust Bank, 3.030%
	due 6/24/05	106,537,361
423,000,000	UBS Finance Delaware LLC, 2.960% due 6/30/05	421,991,380
98,826,000	Victory Receivables Corp., Credit Enhanced by A1/P1 Rated Institutions,
	3.050% due 6/6/05	98,784,136

	Total Commercial Paper
	(Cost — $19,634,176,972)	19,634,176,972

Corporate Bonds & Notes — 15.8%
	Concord Minutemen Capital Co., LLC:
454,611,000	3.060% due 6/16/05	454,031,371
239,518,000	3.060% due 6/17/05	239,192,255
113,693,000	Brahms Funding Corp., 3.060% due 6/21/05	113,499,722
	Fenway Funding LLC:
161,768,000	3.070% due 6/2/05	161,754,205
295,819,000	3.070% due 6/3/05	295,768,546
225,486,000	3.070% due 6/22/05	225,082,192
135,000,000	Harrier Finance Funding LLC, 3.060% due 6/15/05 (a)	134,982,168
101,902,000	Harwood Street Funding LLC II, 3.080% due 6/6/05	101,858,409
	Main Street Warehouse LLC:
200,000,000	3.070% due 6/1/05	200,000,000
100,000,000	3.070% due 6/2/05	99,991,472
100,000,000	3.070% due 6/3/05	99,982,944
70,000,000	3.070% due 6/6/05	69,970,153
100,000,000	3.090% due 6/6/05	99,957,083
211,023,000	3.080% due 6/8/05	210,896,621
150,000,000	3.070% due 6/10/05	149,884,875
100,000,000	3.070% due 6/13/05	99,897,667
100,000,000	3.080% due 6/23/05	99,811,778
100,000,000	3.070% due 6/24/05	99,803,861
136,977,000	3.080% due 6/27/05	136,672,302
100,000,000	3.090% due 6/27/05	99,776,833
102,000,000	3.110% due 7/1/05	101,735,650
100,000,000	Main Street Warehouse Fund, 3.060% due 6/8/05	99,940,500
	Mica Funding LLC:
237,500,000	3.070% due 6/1/05	237,500,000
100,000,000	3.060% due 6/6/05	99,957,500
250,000,000	3.060% due 6/20/05	249,596,250
200,000,000	Mitten GMAC Mortgage Corp., 3.060% due 6/13/05	199,796,000
140,394,000	Monument Gardens Funding LLC, 3.060% due 6/27/05	140,083,729
	Park Sienna LLC:
153,197,000	3.050% due 6/1/05	153,197,000
186,499,000	3.060% due 6/13/05	186,308,771
155,456,000	3.060% due 6/16/05	155,257,794
232,500,000	3.060% due 6/20/05	232,124,513
170,000,000	3.060% due 6/22/05	169,696,550
115,311,000	3.070 due 6/24/05%	115,084,830

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Corporate Bonds & Notes (continued)
$ 190,600,000	Motown Notes, 2.900% due 6/6/05	$190,523,231
427,000,000	Park Granada LLC, 3.050% due 6/21/05	426,276,472
	Sigma Finance, Inc.:
300,000,000	3.055% due 6/1/05 (a)(b)	299,988,164
200,000,000	3.055% due 6/1/05 (a)(b)	199,991,172
300,000,000	3.040% due 6/15/05 (a)(b)	299,965,385
250,000,000	3.040% due 6/21/05 (a)(b)	249,951,771
100,000,000	3.560% due 4/25/06 (a)(b)	100,000,000
102,784,000	Strategic Money Market Trust, 3.130% due 7/15/05 (a)(b)	102,784,000
100,000,000	Unicredito Italiano SpA, 2.900% due 6/10/05	100,000,000

	Total Corporate Bonds & Notes
	(Cost — $7,302,573,739)	7,302,573,739

Master Notes — 2.4%
150,000,000	Merrill Lynch & Co., 3.190% due 6/1/05	150,000,000
950,000,000	Morgan Stanley, 3.263% due 6/1/05 (a)	950,000,000

	Total Master Notes
	(Cost — $1,100,000,000)	1,100,000,000

Medium - Term Notes — 4.1%
100,000,000	Links Finance Corp,, 3.550% due 4/25/06 (b)	100,000,000
385,000,000	Merrill Lynch & Co., 3.119% due 6/5/05 (a)	385,000,000
	Premier Asset Collateralized Entity:
100,000,000	3.070% due 6/1/05 (a)(b)	99,998,187
105,000,000	3.050% due 6/15/05 (a)(b)	104,983,488
	Sigma Finance, Inc.:
100,000,000	3.350% due 11/17/05	98,427,361
100,000,000	3.370% due 11/21/05	98,380,528
	Stanfield Victoria Funding LLC:
100,000,000	3.065% due 6/1/05 (a)(b)	99,995,787
100,000,000	3.050% due 6/15/05 (a)(b)	99,988,383
100,000,000	3.050% due 6/20/05 (a)(b)	99,995,356
100,000,000	3.050% due 6/20/05 (a)(b)	99,988,919
100,000,000	3.050% due 6/27/05 (a)(b)	99,986,485
100,000,000	3.050% due 6/27/05 (a)(b)	99,983,962
100,000,000	3.080% due 7/1/05 (a)(b)	99,985,594
100,000,000	3.575% due 4/24/06 (b)	99,986,856
97,000,000	Notes, Series 1, 3.050% due 6/27/05 (a)(b)	96,987,232
122,000,000	Tango Finance Corp., 3.080% due 6/1/05 (a)(b)	121,998,743

	Total Medium - Term Notes
	(Cost — $1,905,686,881)	1,905,686,881

Promissory Note — 2.4%
1,100,000,000	Goldman Sachs Group, Inc., 3.190% due 6/1/05 (a)
	(Cost — $1,100,000,000)	1,100,000,000

U.S. Government & Agency Obligations — 3.2%
	Federal Home Loan Mortgage Corp. (FHLM):
100,000,000	3.440% due 2/27/06	97,410,444
215,818,000	3.460% due 5/10/06	208,744,445
100,000,000	Discount Notes, 3.400% due 4/18/06	96,968,333
100,000,000	Series RB, Zero coupon bond
	to yield 3.310% due 11/15/05	98,464,528
	Federal National Mortgage Association (FNMA):
275,000,000	3.005% due 7/6/05 (a)	274,987,104
83,952,000	3.420% due 2/24/06	81,814,582
290,000,000	3.179% due 8/22/05 (a)	289,830,265
	Discount Notes:
200,000,000	3.415% due 2/24/06	194,915,444
136,338,000	2.955% due 8/24/05
		135,397,950

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

	Total U.S. Government & Agency Obligations
	(Cost — $1,478,533,095)	$1,478,533,095

Time Deposits — 4.9%
	Dexia Credit:
$ 350,000,000	3.080% due 6/1/05	350,000,000
545,500,000	3.094% due 6/1/05	545,500,000
378,000,000	ING Bank Grand Cayman, 3.080% due 6/1/05	378,000,000
180,000,000	JPMorgan Chase Bank, Toronto, 3.080% due 6/1/05	180,000,000
	Societe Generale Cayman:
398,223,000	Key Bank NA, 3.080% due 6/1/05	398,223,000
250,000,000	3.070% due 6/1/05	250,000,000
179,825,000	3.080% due 6/1/05	179,825,000

	Total Time Deposits
	(Cost — $2,281,548,000)	2,281,548,000

	TOTAL INVESTMENTS — 99.9% (Cost — $46,257,897,705#)	46,257,897,705
	Other Assets In Excess of Liabilities — 0.1%	51,721,336

	TOTAL NET ASSETS — 100.0%	$46,309,619,041

(a)	The coupon rate listed for floating or adjustable rate securities represent the rate at period end. The due dates on these securities reflect the next interest rate date or, when applicable the maturity date.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AIG - American International Guaranty
FHLM - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Liquid Reserves Portfolio (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security Transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	August 1, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	August 1, 2005